Leases (Details) - Schedule of Composition of Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current lease liabilities
Offices	$ 87	$ 78
Current lease liabilities	87	78
Non-current lease liabilities
Offices		88
Non-current lease liabilities		88
Total lease liabilities	$ 87	$ 166